Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (millions)(8)	Non-GAAP Operating Margin(9)
					Total Shareholder Return(6)	Peer Group Total Shareholder Return(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$962,184	$47,094,192	$4,681,721	$11,981,880	$49	$125	$(137.4)	7.5%
2022	$516,611	$(96,749,821)	$11,446,469	$(1,829,320)	$31	$80	$(232.1)	(4.5)%
2021	$234,027,721	$241,534,679	$12,247,122	$27,731,839	$55	$113	$(192.0)	(4.9)%

Company Selected Measure Name	Non-GAAP Operating Margin
Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for our principal executive officer (“PEO”) Mr. Mathrubootham for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Information Technology Sector.
PEO Total Compensation Amount	$ 962,184	$ 516,611	$ 234,027,721
PEO Actually Paid Compensation Amount	$ 47,094,192	96,749,821	241,534,679
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Mathrubootham, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Mathrubootham during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Mathrubootham’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Deductions: Value of Equity Awards Reported in Summary Compensation Table(a)	Additions: Value of Stock and Option Awards calculated in accordance with SEC methodology for determining Compensation Actually Paid(b)(c)	Compensation Actually Paid to PEO
2023	$962,184	—	$46,132,008	$47,094,192
a.The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
b.For purposes of the adjustments to determine “compensation actually paid,” we computed the fair value of equity awards as of each measurement date using valuation assumptions and methodology (including volatility, dividend yield and risk-free interest rates) that are consistent with those used to estimate fair value at grant under U.S. GAAP. The valuation assumptions used to calculate Mr. Mathrubootham’s PRSU award fair values are as follows:
•risk-free rates of 3.87% for the pay-versus-performance valuation versus 3.98% for prior year valuation and 1.12% for grant-date valuation;
•measurement period of 4.7 years for the pay-versus-performance valuation versus 5.7 years for prior year valuation and 7.0 years for grant-date valuation;
•stock price volatility of 65% for the pay versus performance valuation versus 65% for prior year valuation and 60% for grant date valuations;
•the stock price on the valuation date of $23.49 for the pay versus performance valuation versus $14.71 for prior year valuation and $34.15 for grant date valuation; and
•dividend yield of 0% for the pay versus performance, prior year, and grant date valuations.
c.The equity award adjustments for 2023 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2023 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2023 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2023; (iii) for awards that are granted and vest in 2023, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2023, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2023, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2023 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2023. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in Year	Change in Fair Value of Prior Year Awards Unvested at Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Equity Award Value Included in Compensation Actually Paid
2023	—	$44,057,250	—	$2,074,758	—	—	$46,132,008

Non-PEO NEO Average Total Compensation Amount	$ 4,681,721	11,446,469	12,247,122
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,981,880	1,829,320	27,731,839
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Mathrubootham), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Mathrubootham) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Mathrubootham) for each year to determine the compensation actually paid, using the same methodology described above in footnote 3:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Deductions: Average Value of Equity Awards Reported in Summary Compensation Table	Additions: Average Value of Stock and Option Awards calculated in accordance with SEC methodology for determining Compensation Actually Paid (a)(b)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$4,681,721	$(4,058,328)	$11,358,487	$11,981,880
a.For purposes of the adjustments to determine “compensation actually paid,” we computed the fair value of equity awards as of each measurement date using valuation assumptions and methodology (including volatility, dividend yield and risk-free interest rates) that are consistent with those used to estimate fair value at grant under U.S. GAAP. The valuation assumptions used to calculate Mr. Woodside’s option award fair values are as follows:
•risk-free rates of 3.84% for the pay-versus-performance valuation versus 3.37% for grant-date valuation;
•the expected option term estimates of 5.1 years for the pay-versus-performance valuation versus 6.1 years for the grant date valuation;
•stock price volatility of 65% for the pay-versus-performance and grant date valuations;
•the stock price on the valuation date of $23.49 for the pay-versus-performance valuation versus $13.38 for grant date valuation; and
•dividend yield of 0% for the pay-versus-performance and grant date valuations.
b.The amounts deducted or added in calculating the total average equity award adjustments are shown in the table below.

Year	Average Year End Fair Value of Equity Awards Granted in Year	Average Change in Fair Value of Prior Year Equity Awards Unvested at Year End	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Equity Award Value Included in Compensation Actually Paid
2023	$4,920,345	$4,964,318	$508,899	$1,803,576	$(838,651)	—	$11,358,487

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income (Loss)
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s net income (loss) over the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Non-GAAP Operating Margin
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s Non-GAAP Operating Margin over the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Tabular List, Table	Non-GAAP Operating Margin; and •Net New ARR.
Total Shareholder Return Amount	$ 49	31	55
Peer Group Total Shareholder Return Amount	125	80	113
Net Income (Loss)	$ (137,400,000)	$ (232,100,000)	$ (192,000,000.0)
Company Selected Measure Amount	7.5	4.5	4.9
PEO Name	Mr. Mathrubootham	Mr. Mathrubootham	Mr. Mathrubootham
Additional 402(v) Disclosure	We were not a reporting company pursuant to Section 13(a) or Section 15(d) of the Exchange Act prior to 2021, and as such, we have not included any information in this table for 2020.The dollar amounts reported in column (d) represent the average of the amounts reported for our named executive officers (“NEOs”) as a group (excluding Mr. Mathrubootham, who has served as our CEO since 2010) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Mathrubootham) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Dennis Woodside, Tyler Sloat, Srinivasagopalan Ramamurthy, Mika Yamamoto, Stacey Epstein, and Pradeep Rathinam; (ii) for 2022, Mr. Woodside, Mr. Sloat, Ms. Epstein, Mr. Ramamurthy and José Morales (our former Chief Revenue Officer); and (iii) for 2021, Ms. Epstein and Mr. Ramamurthy. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. For purposes of the Company’s 2021 cumulative TSR, the measurement period begins on the date that the Company became a reporting company in 2021. The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year.
GAAP to Non-GAAP Reconciliation
(in thousands, except percentages)

	Year Ended December 31,
	2023	2022	2021
Reconciliation of operating loss and operating margin:
GAAP loss from operations	$ (170,172)	$ (233,372)	$ (204,782)
Non-GAAP adjustments:
Stock-based compensation expense	210,707	207,696	173,443
Employer payroll taxes on employee stock transactions	3,711	1,827	8,754
Amortization of acquired intangibles	303	1,591	4,329
Non-GAAP income (loss) from operations	$44,549	$(22,258)	$(18,256)
GAAP operating margin	(28.5)%	(46.9)%	(55.2)%
Non-GAAP operating margin	7.5%	(4.5)%	(4.9)%

Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Operating Margin
Non-GAAP Measure Description	Non-GAAP Operating Margin is a non-GAAP financial measure, which represents the GAAP income (loss) from operations as a percentage of total revenue, excluding the impact of stock-based compensation, amortization of acquired intangibles and acquisition related expenses.
Measure:: 2
Pay vs Performance Disclosure
Name	Net New ARR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,132,008
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,057,250
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,074,758
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,058,328
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,358,487
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,920,345
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,964,318
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	508,899
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,803,576
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	838,651
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0